Group Subsidiaries and Holdings - Jointventure (Details)	12 Months Ended
Dec. 31, 2017
SPA AstraZeneca Al Djazair 9
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	65.77%
AstraZeneca Pharma India Limited 3
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	75.00%
P.T. AstraZeneca Indonesia
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	95.00%
Acerta Pharma B.V.
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	55.00%
Aspire Therapeutics B.V.
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	55.00%
Acerta Pharma LLC 7
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	55.00%
WuXi MedImmune Biopharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Archigen Biotech Limited 9
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Centus Biotherapeutics Limited 9
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Montrose Chemical Corporation of California
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%